Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 60,103	$ 91,344	$ 59,941	$ 83,887	$ 83,836	$ 196,241
Long-term investments - warrants held	696		1,536
Long-term investments	$ 60,799		$ 61,477